Derivative Instruments - Additional Information (Detail) $ in Thousands, NOK in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 NOK	May. 31, 2015 NOK	Dec. 31, 2014 USD ($)	Sep. 30, 2013 NOK	May. 31, 2012 NOK
Derivative [Line Items]
Unrealized losses on derivatives			$ 20,051	$ 66
Norwegian Kroner denominated bonds due May 2017 [Member]
Derivative [Line Items]
Senior unsecured bonds issued | NOK					NOK 700				NOK 700
Norwegian Kroner denominated bonds due September 2018 [Member]
Derivative [Line Items]
Senior unsecured bonds issued | NOK					900			NOK 900
Norwegian Kroner denominated bonds due May 2020 [Member]
Derivative [Line Items]
Senior unsecured bonds issued | NOK					NOK 1,000	NOK 1,000
Toledo Spirit time-charter derivative [Member]
Derivative [Line Items]
Derivative fair value, net	$ (3,110)		(3,110)				$ (2,137)
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Liability	174,700		174,700
Restricted cash - current and - long-term	19,600		19,600
Cross currency swap agreement [Member]
Derivative [Line Items]
Unrealized losses on derivatives	(1,700)	$ (7,700)	(18,800)	(3,800)
Realized losses on derivatives	$ (1,500)	$ (300)	$ (2,900)	$ (600)
Interest Rate Swaption [Member] | Call Option [Member]
Derivative [Line Items]
Fixed Interest Rate	3.34%		3.34%		3.34%
Interest Rate Swaption [Member] | Put Option [Member]
Derivative [Line Items]
Fixed Interest Rate	2.15%		2.15%		2.15%